Accounts receivable, net (Tables)	6 Months Ended
Jun. 30, 2024
Credit Loss [Abstract]
Schedule of accounts receivable, net
Accounts receivable, net consisted of the following:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Accounts receivable, third parties	288,507	243,589
Less: Allowance for doubtful accounts, third parties	(2,688)	(3,546)
Accounts receivable, third parties, net	285,819	240,043
Accounts receivable, related parties	1,583,920	957,248
Less: Allowance for doubtful accounts, related parties	(11,217)	(23,275)
Accounts receivable, related parties, net	1,572,703	933,973

Schedule of movement of the allowance for doubtful accounts of accounts receivables due from related parties
The movement of the allowance for doubtful accounts receivable is as follows:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Balance at the beginning of the period	6,887	13,905
Additions	9,951	15,239
Reversal	(2,426)	(10)
Write-off	(507)	(2,313)
Balance at the end of the period	13,905	26,821